Short-Term Bank Loans, Net (Details) - USD ($)	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Short-term Debt [Line Items]
Short-term bank loans	$ 7,988,915	$ 7,983,640
Less unamortized financing cost
Short-term bank loans less unamortized financing cost	$ 7,988,915	7,983,640
Tianshan Rural Commercial Bank [Member]
Short-term Debt [Line Items]
Lender Name	Urumqi Changhe Financing Guarantee Co., Ltd. ("Changhe")
Bank name	Tianshan Rural Commercial Bank
Fixed annual interest rate	10.00%
Short term debt, Term	From August 9, 2016 to August 8, 2017
Short-term bank loans	$ 1,442,927	1,447,930
Tianshan Rural Commercial Bank One [Member]
Short-term Debt [Line Items]
Lender Name	Urumqi Economic Development Zone Zhengxin Financing Guarantee Co., Ltd ("Zhengxin")
Bank name	Tianshan Rural Commercial Bank
Fixed annual interest rate	10.00%
Short term debt, Term	From January 4, 2017 to September 3, 2017
Short-term bank loans	$ 1,454,826	1,452,542
Bank of Urumqi Co., Ltd [Member]
Short-term Debt [Line Items]
Lender Name	Urumqi Changhe Financing Guarantee Co., Ltd.
Bank name	Bank of Urumqi Co., Ltd
Fixed annual interest rate	10.00%
Short term debt, Term	From July 13, 2016 to July 13, 2017
Short-term bank loans	$ 1,456,282	1,453,996
Tianshan Rural Commercial Bank Two [Member]
Short-term Debt [Line Items]
Lender Name	Urumqi Economic Development Zone Zhengxin Financing Guarantee Co., Ltd
Bank name	Tianshan Rural Commercial Bank
Fixed annual interest rate	10.00%
Short term debt, Term	From January 5, 2017 to September 4, 2017
Short-term bank loans	$ 726,685	725,544
Tianshan Rural Commercial Bank Three [Member]
Short-term Debt [Line Items]
Lender Name	Urumqi Changhe Financing Guarantee Co., Ltd.
Bank name	Tianshan Rural Commercial Bank
Fixed annual interest rate	10.00%
Short term debt, Term	From January 11, 2017 to January 10, 2018
Short-term bank loans	$ 1,456,282	1,453,996
Tianshan Rural Commercial Bank Four [Member]
Short-term Debt [Line Items]
Lender Name	Urumqi Economic Development Zone Zhengxin Financing Guarantee Co., Ltd
Bank name	Tianshan Rural Commercial Bank
Fixed annual interest rate	10.00%
Short term debt, Term	From April 11, 2017 to December 10, 2017
Short-term bank loans	$ 582,513	581,598
Tianshan Rural Commercial Bank Five [Member]
Short-term Debt [Line Items]
Lender Name	Urumqi Economic Development Zone Zhengxin Financing Guarantee Co., Ltd
Bank name	Tianshan Rural Commercial Bank
Fixed annual interest rate	10.00%
Short term debt, Term	From April 11, 2017 to April 10, 2018
Short-term bank loans	$ 869,400	$ 868,034